Vanguard Variable Insurance Funds – Capital Growth Portfolio
Supplement Dated February 27, 2026, to the Prospectus and Summary Prospectus Dated April 29, 2025
Important Change to Vanguard Variable Insurance Funds – Capital Growth Portfolio
Fund Name Change

The board of trustees of Vanguard Variable Insurance Funds has approved the renaming of Vanguard Variable Insurance Funds – Capital Growth Portfolio (the “Portfolio”) to Vanguard Variable Insurance Funds – PRIMECAP Portfolio. The Portfolio’s name change will be effective on or about May 12, 2026.
The Portfolio’s investment objective, strategies, and polices will remain unchanged.

© 2026 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor.	PS 277B 022026

Vanguard Variable Insurance Funds

Supplement Dated February 27, 2026, to the Statement of Additional Information Dated April 29, 2025
Important Change to Vanguard Variable Insurance Funds – Capital Growth Portfolio
Fund Name Change
The board of trustees of Vanguard Variable Insurance Funds has approved the renaming of Vanguard Variable Insurance Funds – Capital Growth Portfolio (the “Portfolio”) to Vanguard Variable Insurance Funds – PRIMECAP Portfolio. The Portfolio’s name change will be effective on or about May 12, 2026.
The Portfolio’s investment objective, strategies, and polices will remain unchanged.
© 2026 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.
SAI 064D 022026